     [LOGO]

  The
   Bear Stearns
    Funds

   245 PARK AVENUE
    NEW YORK, NY 10167
    1.800.766.4111

Michael Minikes                           Chairman of the Board
Robert S. Reitzes                         President
Peter B. Fox                              Executive Vice President
William J. Montgoris                      Executive Vice President
Peter M. Bren                             Trustee
Alan J. Dixon                             Trustee
John R. McKernan, Jr.                     Trustee
M.B. Oglesby, Jr.                         Trustee
Stephen A. Bornstein                      Vice President
Donalda L. Fordyce                        Vice President
Frank J. Maresca                          Vice President and Treasurer
Ellen T. Arthur                           Secretary
Vincent L. Pereira                        Assistant Treasurer
Christina P. LaMastro                     Assistant Secretary

INVESTMENT ADVISER                        DISTRIBUTOR
Bear Stearns Asset                        Bear, Stearns & Co. Inc.
Management Inc.                           245 Park Avenue
575 Lexington Avenue                      New York, NY 10167
New York, NY 10022

ADMINISTRATOR                             TRANSFER AND DIVIDEND
Bear Stearns Funds Management Inc.        DISBURSEMENT AGENT
245 Park Avenue                           PFPC Inc.
New York, NY 10167                        Bellevue Corporate Center
CUSTODIAN                                 400 Bellevue Parkway
Custodial Trust Company                   Wilmington, DE 19808
101 Carnegie Center                       INDEPENDENT AUDITORS
Princeton, NJ 08540                       Deloitte & Touche LLP
COUNSEL                                   Two World Financial Center
Kramer, Levin,                            New York, NY 10281
Naftalis & Frankel
919 Third Avenue
New York, NY 10022

     This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance.

     Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                     BSFR-017-02

PRIME MONEY
MARKET PORTFOLIO

ANNUAL REPORT
MARCH 31, 1998

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                             LETTER TO SHAREHOLDERS

                                                                    May 15, 1998
Dear Shareholders:

We are pleased to present you with the first annual report of the Prime Money Market Portfolio (the "Portfolio"). As you know, the Portfolio is a First Tier, diversified, taxable institutional money market fund that invests in high-quality commercial paper, certificates of deposit, short-term fixed and variable-rate corporate securities and repurchase agreements. Our goal is to provide the institutional investor and high-net-worth individual with a money market portfolio that is committed to the preservation of capital, the availability of funds to meet liquidity needs and the achievement of competitive returns.

While investing in the high-quality instruments mentioned above, the Portfolio has generated highly competitive yields. The Portfolio has produced net yields that have exceeded the average for First Tier-Taxable Institutional Only Funds as reported by IBC Financial Data, Inc. by 23 to 26 basis points for each full month since its commencement of investment operations on July 14, 1997. In addition, according to IBC's Money Fund Report-TM-, the Portfolio's monthly net yield has ranked in the top 10% of all funds in its category since its inception(1). As of March 31, 1998, the Portfolio's 7-day effective yield was 5.73%. For the period July 14, 1997 to March 31, 1998, the Portfolio's total return was 5.72%.

The events that unfolded throughout the second half of 1997 and the first quarter of 1998 confirmed that the United States was part of a larger global economy. As a result of the uncertainty in Asian financial markets and the positive impact this crisis has had on inflation in the U.S., the Federal Reserve Board moved from a bias toward tightening to a neutral posture on interest rates. Although employment data and other measures of the economy's health were stronger than some members of the Board of Governors believed was sustainable, the Fed left the Fed Funds rate unchanged during the fourth quarter of 1997 and first quarter of 1998. Recently, there has been speculation that the Fed has returned to a bias toward tightening. During this period, the three-month Treasury bill yield increased slightly, the six-month yield was virtually unchanged and the one-year yield decreased noticeably. Thus, the short-term yield curve continued the flattening trend that started in the second quarter of 1997.

A consensus has yet to emerge on the impact of the Asian financial crisis. While it is beyond doubt the crisis has helped keep inflation at low levels, the effect the slowdown will have on future domestic growth is still unknown. The largest variable may be the ability of the Japanese government to take definitive steps to stimulate its domestic economy, strengthen its banking system and act as the engine to revive growth throughout Asia.

It appears the Fed will maintain its current posture on interest rates until information on the economy becomes more conclusive. In the meantime, short-term rates should continue to be somewhat volatile and trade within their recent ranges. These conditions dictate a strategy of flexibility with an inclination to extend the maturity of the Portfolio when conditions warrant.

Again, we appreciate your support and welcome your ideas and inquiries.

Sincerely,

        [SIGNATURE]
Robert S. Reitzes
President
The Bear Stearns Funds

-------
(1) The Net Yield represents past performance which is not a guarantee of future results. Yields are net of management fees and expenses. As of March 31, 1998, there were 171 funds in the taxable First Tier - Institutional Only category, and throughout all periods, some or all of the funds, including The Bear Stearns Funds, reported fee waivers from time to time. Without such waivers, the reported yields would have been lower.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1998

------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                        INTEREST/
    AMOUNT                                                          DISCOUNT   MATURITY
    (000'S)                                                           RATE       DATE        VALUE

------------------------------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- 18.11%

                BANK - DOMESTIC - 1.64%
     2,000      Bankers Trust Co. [P-1, A-1]*.....................  5.650%     04/01/98  $   1,999,721
                                                                                         -------------

                YANKEE DOLLAR CERTIFICATES OF DEPOSIT - 16.47%
     3,000      Banque Nationale de Paris (NY) [P-1, A-1].........  5.670      04/07/98      3,000,049
     2,000      Canadian Imperial Bank of Commerce, N.Y. [P-1,
                  A-1+]...........................................  5.560      04/08/98      2,000,000
     2,000      Canadian Imperial Bank of Commerce, N.Y. [P-1,
                  A-1+]...........................................  5.950      06/29/98      2,000,147
     3,000      Deutsche Bank N.Y. [P-1, A-1+]....................  5.935      09/15/98      3,000,729
     2,000      Deutsche Bank N.Y. [P-1, A-1+]....................  5.620      02/26/99      1,999,131
     1,000      Royal Bank of Canada, N.Y. [P-1, A-1+]............  6.200      04/06/98      1,000,037
     5,000      Societe General, N.Y. [P-1, A-1+].................  5.650      07/06/98      5,000,885
     2,000      Swiss Bank Corp., N.Y. [P-1, A-1+]................  5.900      08/28/98      1,999,666
                                                                                         -------------
                                                                                            20,000,644
                                                                                         -------------
                Total Certificates of Deposit (cost -
                  $22,000,365)....................................                          22,000,365
                                                                                         -------------

                COMMERCIAL PAPER -- 46.06%

                ASSET-BACKED CREDIT CARD - 4.11%
     5,000      Dakota Certification [P-1, A-1+]..................  5.500      04/09/98      4,993,889
                                                                                         -------------

                COMMERCIAL FINANCE - 6.98%
     3,000      Ford Motor Credit [P-1, A-1]......................  5.570      04/09/98      2,996,287
     1,500      General Electric Capital Corp. [P-1, A-1+]........  5.540      04/06/98      1,498,846
     2,000      General Electric Capital Corp. [P-1, A-1+]........  5.660      04/30/98      1,990,881
     2,000      General Electric Capital Corp. [P-1, A-1+]........  5.560      05/08/98      1,988,571
                                                                                         -------------
                                                                                             8,474,585
                                                                                         -------------

                CORPORATE LOAN CONDUIT - 11.16%
     2,000      Centric Capital Corp. [P-1, A-1+].................  5.530      05/19/98      1,985,253
     3,000      Centric Capital Corp. [P-1, A-1+].................  5.530      06/24/98      2,961,290
     1,500      Greenwich Funding Corp. [P-1, A-1+]...............  5.490      04/07/98      1,498,627
     3,000      Greenwich Funding Corp. [P-1, A-1+]...............  5.570      04/08/98      2,996,751
     4,139      Wood Street Funding [P-1, A-1]....................  5.550      05/15/98      4,110,924
                                                                                         -------------
                                                                                            13,552,845
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1998

------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                        INTEREST/
    AMOUNT                                                          DISCOUNT   MATURITY
    (000'S)                                                           RATE       DATE        VALUE

------------------------------------------------------------------------------------------------------
                COMMERCIAL PAPER (CONTINUED)
                DIVERSIFIED RECEIVABLES CONDUIT - 16.21%
     2,000      Alpine Securitization Corp. [P-1, A-1+]...........  5.470%     04/07/98  $   1,998,177
     2,000      Alpine Securitization Corp. [P-1, A-1+]...........  5.550      04/28/98      1,991,675
     2,500      Barton Capitol Corp. [P-1, A-1+]..................  5.500      04/20/98      2,492,743
     2,000      Park Avenue Receivables Corp. [P-1, A-1]..........  5.540      05/15/98      1,986,458
     2,500      Sheffield Receivables Corp. [P-1, A-1+]...........  5.550      04/07/98      2,497,688
     3,000      Twin Towers Inc. [P-1, A-1+]......................  5.420      04/14/98      2,994,128
     2,750      Windmill Funding Corp. [P-1, A-1+]................  5.470      04/21/98      2,741,643
     3,000      Windmill Funding Corp. [P-1, A-1].................  5.450      05/08/98      2,983,196
                                                                                         -------------
                                                                                            19,685,708
                                                                                         -------------

                INVESTMENT STRUCTURE - 1.23%
     1,500      Sigma Finance Corp. [P-1, A-1+]...................  5.660      05/05/98      1,491,982
                                                                                         -------------

                SECURITIES DEALERS - 5.55%
     4,000      Merrill Lynch [P-1, A-1+].........................  5.560      04/02/98      3,999,382
     2,750      Morgan Stanley Dean Witter Discover [P-1, A-1]....  5.480      04/06/98      2,747,907
                                                                                         -------------
                                                                                             6,747,289
                                                                                         -------------

                YANKEE DOLLAR COMMERCIAL PAPER - 0.82%
     1,000      Royal Bank of Canada [P-1, A-1+]..................  5.600      05/08/98        994,244
                                                                                         -------------
                Total Commercial Paper (cost - $55,940,542).......                          55,940,542
                                                                                         -------------

                CORPORATE OBLIGATIONS -- 16.07%

                BANK - FOREIGN - 1.65%
     2,000      ANZ Banking Group, Ltd. [P-1, A-1+]*..............  5.605      04/01/98      1,999,718
                                                                                         -------------

                BANKS - DOMESTIC - 7.41%
     2,000      Bank of America N.A. [P-1, A-1+]*.................  5.650      04/01/98      1,999,649
     3,000      J.P. Morgan & Co., Inc. [P-1, A-1+]...............  0.000+     04/01/98      3,000,000
     2,000      Key Bank N.A. [P-1, A-1]*.........................  5.520      04/01/98      1,999,445
     2,000      PNC Bank N.A. [P-1, A-1]*.........................  5.670      04/01/98      1,999,371
                                                                                         -------------
                                                                                             8,998,465
                                                                                         -------------

                COMMERCIAL FINANCE - 1.66%
     2,000      Norwest Financial Inc. [P-1, A-1+]................  8.500      08/15/98      2,018,147
                                                                                         -------------

                INVESTMENT STRUCTURE - 2.88%
     2,500      Sigma Finance Corp. [P-1, A-1+]*..................  5.675      04/01/98      2,500,000
     1,000      Sigma Finance Corp. [P-1, A-1+]...................  5.710      03/02/99      1,000,000
                                                                                         -------------
                                                                                             3,500,000
                                                                                         -------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 1998

------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                        INTEREST/
    AMOUNT                                                          DISCOUNT   MATURITY
    (000'S)                                                           RATE       DATE        VALUE

------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS (CONTINUED)
                SECURITIES DEALER - 2.47%
     3,000      Morgan Stanley Dean Witter Discover [P-1, A-1]*...  5.670%     04/01/98  $   3,000,000
                                                                                         -------------
                Total Corporate Obligations (cost -
                  $19,516,330)....................................                          19,516,330
                                                                                         -------------

                REPURCHASE AGREEMENT -- 19.74%
    23,975      BZW Securities Inc. (amortized cost -
                  $23,975,000)**..................................  6.050      04/01/98     23,975,000
                                                                                         -------------
                Total Investments -- 99.98%
                  (amortized cost - $121,432,237)***..............                         121,432,237
                Other assets in excess of liabilities -- 0.02%....                              28,228
                                                                                         -------------
                Net Assets -- 100.0%..............................                       $ 121,460,465
                                                                                         -------------
                                                                                         -------------

---------
+   Zero Coupon Bond.
* Variable Rate Obligations - The rate shown is the rate as of March 31, 1998 and the maturity date shown is the date the interest rate resets.
** See notes to the financial statements for description of underlying collateral.
*** The cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                                 MARCH 31, 1998

ASSETS
  Investments, at amortized cost which
    approximates market value
    (identified and tax cost - $121,432,237)......  $121,432,237
  Cash............................................           573
  Receivable from investment adviser..............        72,491
  Interest receivable.............................       615,509
  Deferred organization expenses and other
    assets........................................        79,174
                                                    ------------
        Total assets..............................   122,199,984
                                                    ------------
LIABILITIES
  Dividends payable...............................       558,298
  Administration fee payable......................         5,107
  Custodian fee payable...........................         4,137
  Organization expenses payable...................        25,875
  Accrued expenses................................       146,102
                                                    ------------
        Total liabilities.........................       739,519
                                                    ------------
NET ASSETS
  Capital stock, $0.001 par value (unlimited
    shares of beneficial interest authorized).....       121,461
  Paid-in capital.................................   121,339,047
  Accumulated net realized loss from
    investments...................................           (43)
                                                    ------------
        Net assets................................  $121,460,465
                                                    ------------
                                                    ------------
CLASS Y
  Net assets......................................  $121,460,465
                                                    ------------
  Shares of beneficial interest outstanding.......   121,460,508
                                                    ------------
  Net asset value, offering and redemption price
    per share.....................................         $1.00
                                                    ------------
                                                    ------------

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS

              FOR THE PERIOD JULY 14, 1997* THROUGH MARCH 31, 1998

INVESTMENT INCOME
  Interest........................................  $3,443,370
                                                    ----------
EXPENSES
  Advisory fees...................................     120,582
  Federal and state registration fees.............      75,261
  Legal and auditing fees.........................      45,675
  Accounting fees.................................      39,813
  Administration fees.............................      30,167
  Reports and notices to shareholders.............      30,114
  Insurance expenses..............................      16,440
  Transfer agent fees and expenses................       9,232
  Custodian fees and expenses.....................       9,186
  Amortization of organization expenses...........       8,065
  Trustees' fees and expenses.....................       4,014
  Other...........................................       3,013
                                                    ----------
      Total expenses before waivers and related
       reimbursements.............................     391,562
      Less: waivers and related reimbursements....    (311,756)
                                                    ----------
      Total expenses after waivers and related
       reimbursements.............................      79,806
                                                    ----------
  Net investment income...........................   3,363,564
                                                    ----------
NET REALIZED LOSS ON INVESTMENTS..................         (43)
                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................  $3,363,521
                                                    ----------
                                                    ----------

--------
* Commencement of investment operations

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

              FOR THE PERIOD JULY 14, 1997* THROUGH MARCH 31, 1998

INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income...........................   $   3,363,564
  Net realized loss on investments................             (43)
                                                    --------------
  Net increase in net assets resulting from
    operations....................................       3,363,521
                                                    --------------
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income...........................      (3,363,564)
                                                    --------------
SHARES OF BENEFICIAL INTEREST**
  Net proceeds from the sale of shares............     203,898,180
  Cost of shares repurchased......................     (85,207,807)
  Shares issued in reinvestment of dividends......       2,770,134
                                                    --------------
  Net increase in net assets derived from shares
    of beneficial interest transactions...........     121,460,507
                                                    --------------
  Total increase in net assets....................     121,460,464
NET ASSETS
  Beginning of period.............................               1
                                                    --------------
  End of period...................................   $ 121,460,465
                                                    --------------
                                                    --------------

--------
*  Commencement of investment operations
** Share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
   -------------------------------------------------------------------------

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                           FOR THE PERIOD
                                           JULY 14, 1997*
                                       THROUGH MARCH 31, 1998
                                     ---------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of
    period.........................         $        1.00
  Net investment income(1).........                0.0399
                                                 --------
  Net increase in net assets
    resulting from operations......                0.0399
                                                 --------
  Dividends to shareholders from
    net investment income..........               (0.0399)
                                                 --------
  Net asset value, end of period...         $        1.00
                                                 --------
                                                 --------
  Total investment return(2)(3)....                  5.72%
                                                 --------
                                                 --------
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's
    omitted).......................         $     121,460
  Ratio of expenses to average net
    assets(1)(3)(4)................                  0.13%
  Ratio of net investment income to
    average net assets(1)(3).......                  5.58%
  Decrease reflected in above
    expense ratio and net
    investment income due to
    waivers and related
    reimbursements(3)..............                  0.52%

--------
*   Commencement of investment operations
(1) Reflects waivers and related reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period and includes reinvestment of dividends.
(3) Annualized.
(4) Without the waiver of advisory fee and related reimbursement of certain operating expenses, the ratio of expenses to average net assets for Prime Money Market Portfolio would have been 0.65% annualized for the period July 14, 1997 through March 31, 1998.

The accompanying notes are an integral part of the financial statements.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of ten separate portfolios: seven diversified portfolios, Large Cap Value Portfolio, Small Cap Value Portfolio, Total Return Bond Portfolio, International Equity Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and Prime Money Market Portfolio (the "Portfolio"), and three non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio, and Focus List Portfolio. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As of the date hereof, each portfolio (except the Prime Money Market Portfolio which only offers shares designated as class Y and Focus List and International Equity which have yet to commence initial public offerings of their class Y shares) offers four classes of shares, which have been designated as class A, B, C, and Y shares.

ORGANIZATIONAL MATTERS--Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one class Y share to Bear, Stearns & Co., Inc. ("Bear Stearns" or the "Distributor"). Costs of $56,500 which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Portfolio. In the event that the portfolio is liquidated prior to the end of the sixty month period, the Distributor or the transferee of the Distributor shall bear the unamortized deferred organization expenses.

PORTFOLIO VALUATION--Portfolio securities are valued at amortized cost, which approximates current securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS--The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS--The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

MANAGEMENT ESTIMATES--The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

As of December 4, 1997, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), formerly known as Bear Stearns Funds Management Inc. delegated certain administrative services to a separate administrator, of the same name, Bear Stearns Funds Management Inc. ("BSFM"), a newly created wholly-owned subsidiary of The Bear Stearns Companies Inc. The Adviser is staffed by the same personnel and performs the same services called for by the Advisory Agreement before its name change. On February 4, 1998, at a regular meeting of the Fund's Board of Trustees, the Board approved the Advisory Agreement with BSAM and the related delegation of duties to BSFM. The Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

During the period ended March 31, 1998, BSFM (the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to 0.05% of the Portfolio's average daily net assets. Under the terms of an Administration Services Agreement with the Portfolio, PFPC Inc. provides certain administrative services to the Portfolio. For providing these services, PFPC Inc. is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.075% of the Portfolio's average daily net assets up to $150 million, 0.04% of the next $150 million, 0.02% of the next $300 million and 0.0125% of net assets above $600 million, subject to a minimum monthly fee of $6,250 for the Portfolio. During the period ended March 31, 1998, PFPC Inc. has voluntarily waived a portion of its fee.

During the period ended March 31, 1998, the Adviser has voluntarily undertaken to limit the Portfolio's operating expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to a maximum annual level of no more than 0.20% of its average daily net assets. The effective net operating expense ratio for the period was 0.13% of the Portfolio's average daily net assets (annualized). As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the period ended March 31, 1998, the Adviser waived advisory fees of $120,582. In addition, the Adviser reimbursed $191,174, in order to maintain the voluntary expense limitation.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of the Adviser and the Administrator, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers class Y shares. There is no sales charge or CDSC on class Y shares, which are offered primarily to institutional investors.

At March 31, 1998 there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns owned 45,413,477 of class Y shares (including 413,476 shares acquired through dividends reinvested).

COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreement with BZW Securities Inc. outstanding at March 31, 1998.

                                      PRINCIPAL                         INTEREST      MARKET     ACCURAL
ISSUER                               AMOUNT (000)       MATURITY          RATE         VALUE     INTEREST  TOTAL VALUE
-----------------------------------  ------------   -----------------  -----------  -----------  --------  -----------
FHLMC GOLD*........................    $25,423      01/01/02-02/01/28  5.50%-8.50%  $24,314,720  $139,781  $24,454,501

---------
*Federal Home Loan Mortgage Corp. Gold

CREDIT AGREEMENT

The Fund, (on behalf of Prime Money Market Portfolio), has entered into a credit agreement with The First National Bank of Boston. Small Cap Value Portfolio, Large Cap Value Portfolio, The Insiders Select Fund, S&P STARS Portfolio, Total Return Bond Portfolio, Focus List Portfolio, Balanced Portfolio, International Equity Portfolio, High Yield Total Return Portfolio and Bear Stearns Investment Trust, which consists of the Emerging Markets Debt Portfolio, are also parties to the credit agreement. The agreement provides that each party to the credit agreement is permitted to borrow in an amount equal to the lesser of $25 million or 25% of the net assets of each Portfolio. At no time shall the aggregate outstanding principal amount of all loans to any of the Portfolios exceed $25 million. Each Portfolio as a fundamental policy is permitted to borrow in an amount up to 33 1/3% of the value of such Portfolio's assets. However, each Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% (10% for the Emerging Markets Debt Portfolio) of its net assets. The line of credit will bear interest at the greater of: (i) the annual rate of interest announced from time to time from the bank at its head office as its Base Rate, or (ii) the Federal Funds Effective Rate plus 0.50%, or at the borrower's option, the rate quoted by The First National Bank of Boston.

Each loan is payable on demand or upon termination of this credit agreement or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan was advanced. The Portfolio had no amounts outstanding under the line of credit agreement during the period ended March 31, 1998.

THE                     BEAR                    STEARNS                    FUNDS

                          PRIME MONEY MARKET PORTFOLIO
                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders,
Prime Money Market Portfolio
(a Series of The Bear Stearns Funds):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Prime Money Market Portfolio, as of March 31, 1998, and the related statements of operations, changes in net assets and the financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers, and where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Money Market Portfolio at March 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period presented in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
May 8, 1998